Loans (Aging Analysis of Past Due Financing Receivables) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 566,253,083	$ 534,838,655
30-59 days past due account balance	801,596	919,154
60-89 days past due account balance	1,571,082	664,730
90 or more days past due account balance	83,550	34,370
Total accruing past due loans	2,456,228	1,618,254
Non-performing loans, account balance	7,964,152	5,830,339
Total Financing Receivables	576,673,464	542,287,248	301,588,930	267,021,142
Non-accrual interest not accrued	2,429,868	1,908,543
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	4,130,037	2,288,900
Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	1,069,337	2,353,483
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	2,764,778	1,019,942
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
60-89 days past due account balance		11,043
Non-performing loans, account balance		168,014
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due account balance	801,596	22,698
60-89 days past due account balance	1,571,082	3,494
90 or more days past due account balance		34,370
Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due account balance		896,456
60-89 days past due account balance		650,193
90 or more days past due account balance	83,550
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		2
30-59 days past due, # of Borrowers		1
60-89 days past due, # of Borrowers		3
Total accruing past due loans, # of Borrowers		5
Current	431,491,549	375,126,930
30-59 days past due account balance	780,323	421,805
60-89 days past due account balance	1,568,020	322,805
90 or more days past due account balance	2,064	34,370
Total accruing past due loans	2,350,407	778,980		581,018
Non-performing loans, account balance	3,864,351	1,247,312
Total Financing Receivables	437,706,307	377,153,222
Non-accrual interest not accrued	402,060	214,219	318,532	190,701
Financing Receivable, Modifications, Post-Modification Recorded Investment		5,180,550
Financing Receivable, Modifications, Number of Contracts		4
Legacy [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	2,425,846
Non-accrual interest not accrued	91,684		314,804	190,701
Legacy [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		1
Non-performing loans, account balance	969,337	1,169,337
Non-accrual interest not accrued	295,523	212,484
Legacy [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-performing loans, account balance	469,168
Non-accrual interest not accrued	14,743
Legacy [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		1
60-89 days past due, # of Borrowers		1
60-89 days past due account balance		11,043
Non-performing loans, account balance		77,975
Non-accrual interest not accrued	110	1,735
Legacy [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 or more days past due, # of Borrowers		1
30-59 days past due account balance	780,323
60-89 days past due account balance	1,568,020
90 or more days past due account balance		34,370
Non-accrual interest not accrued			3,728
Financing Receivable, Modifications, Post-Modification Recorded Investment		142,671
Financing Receivable, Modifications, Number of Contracts		1
Legacy [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due, # of Borrowers		1
60-89 days past due, # of Borrowers		2
30-59 days past due account balance		421,805
60-89 days past due account balance		311,762
90 or more days past due account balance	2,064
Financing Receivable, Modifications, Post-Modification Recorded Investment		5,037,879
Financing Receivable, Modifications, Number of Contracts		3
Acquired [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		17
30-59 days past due, # of Borrowers		19
60-89 days past due, # of Borrowers		3
Total accruing past due loans, # of Borrowers		22
Current	134,761,534	159,711,725
30-59 days past due account balance	21,273	497,349
60-89 days past due account balance	3,062	341,925
90 or more days past due account balance	81,486
Total accruing past due loans	105,821	839,274
Non-performing loans, account balance	4,099,801	4,583,027
Total Financing Receivables	138,967,157	165,134,026
Non-accrual interest not accrued	2,027,808	1,694,324
Financing Receivable, Modifications, Post-Modification Recorded Investment		154,088
Financing Receivable, Modifications, Number of Contracts		2
Acquired [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		7
Non-performing loans, account balance	1,704,191	2,288,900
Non-accrual interest not accrued	956,852	1,164,630
Acquired [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		2
Non-performing loans, account balance	100,000	1,184,146
Non-accrual interest not accrued	547,556	255,560
Acquired [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		4
Non-performing loans, account balance	2,295,610	1,019,942
Non-accrual interest not accrued	464,764	241,093
Acquired [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-performing loans, # of Borrowers		4
Non-performing loans, account balance		90,039
Non-accrual interest not accrued	58,636	33,041
Acquired [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due, # of Borrowers		16
60-89 days past due, # of Borrowers		1
30-59 days past due account balance	21,273	22,698
60-89 days past due account balance	3,062	3,494
Financing Receivable, Modifications, Post-Modification Recorded Investment		154,088
Financing Receivable, Modifications, Number of Contracts		2
Acquired [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due, # of Borrowers		3
60-89 days past due, # of Borrowers		2
30-59 days past due account balance		474,651
60-89 days past due account balance		338,431
90 or more days past due account balance	$ 81,486